CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2022 USD ($)
Current
Contract liabilities - current portion	Rp 6,295	Rp 6,795	$ 404
Non-current
Contract liabilities - non-current portion	1,561	1,283	$ 100
Contract liabilities at the beginning period which recognized as revenue	6,795	7,832
Mobile
Current
Contract liabilities - current portion	3,577	4,155
Enterprise
Current
Contract liabilities - current portion	1,126	1,161
Non-current
Contract liabilities - non-current portion	17	39
WIB
Current
Contract liabilities - current portion	1,188	1,138
Non-current
Contract liabilities - non-current portion	700	457
Consumer
Current
Contract liabilities - current portion	233	185
Non-current
Contract liabilities - non-current portion	844	787
Others.
Current
Contract liabilities - current portion	Rp 171	Rp 156